Securities - U.S. GSE, Agency, and Treasury Securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Marketable Securities [Line Items]
Fair Value	$ 380,336	$ 321,225
Fannie Mae
Marketable Securities [Line Items]
Amortized Cost	130,725	123,813
Fair Value	131,418	118,708
Government National Mortgage Association
Marketable Securities [Line Items]
Amortized Cost	98,278	118,700
Fair Value	98,633	115,314
U.S. Treasury
Marketable Securities [Line Items]
Amortized Cost	68,481	10,533
Fair Value	68,801	10,428
Freddie Mac
Marketable Securities [Line Items]
Amortized Cost	28,288	24,908
Fair Value	$ 28,556	$ 24,075